Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Financing Arrangements
Schedule of consolidated debt

	December 31,
(in thousands)	2017	2016
Current:
Revolving Credit Facility	$—	$52,735
Other borrowings	27,361	29,508
Long-Term:
1.750% Senior Notes	$597,674	$523,629
3.375% Senior Notes	496,859	496,011
3.5% Senior Notes	493,320	492,360
Other borrowings	3,745	5,949